Schedule of carrying amounts and fair value of the company’s financial instruments (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CZK (Kč)	Dec. 31, 2024 USD ($)	Aug. 08, 2022 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Cash	$ 22,521		$ 445
Amounts receivable	2,088		3,367
Investments	862		776
Financial assets	31,726		11,940
Accounts payable and accrued liabilities	2,268		4,826
Bank loan			32
Government loans			141
Loan payable		Kč 567		$ 110	Kč 2,500,000
Financial liabilities	7,168		8,201
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	22,521		445
Amounts receivable	2,088		3,367
Unbilled revenue			2,640
Investments	862		776
Financial assets	25,471		7,228
Accounts payable and accrued liabilities	2,268		4,623
Project financing	175		167
Bank loan			32
Government loans			273
Loan payable	1,233		269
Financial liabilities	3,676		5,364
Financial assets at fair value, class [member]
IfrsStatementLineItems [Line Items]
Cash	22,521		445
Amounts receivable	2,088		3,367
Unbilled revenue			2,640
Investments	862		776
Financial assets	25,471		7,228
Accounts payable and accrued liabilities	2,268		4,623
Project financing
Bank loan			33
Government loans			186
Loan payable	1,183		275
Financial liabilities	$ 3,451		$ 5,117